SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Cash, Uninsured Amount			$ 703,234	$ 0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized			0	56,667
Research and Development Expense	$ 372,426	$ 302,079	$ 1,238,548	$ 547,996
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number (in Shares)	7,780,190		7,780,190	5,990,190	2,990,977
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in Shares)	5,971,951		5,613,501	3,799,559
Registration Payment Arrangement, Accrual Carrying Value	$ 0		$ 0	$ 55,620
Minimum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years		3 years
Maximum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years		5 years